Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Non-Current Liabilities
Accrued warranty, non-current	¥ 4,641,346		¥ 3,014,413
Payables for purchase of property, plant and equipment, non-current	536,514		217,111
Deferred government grants, non-current	451,736		431,954
Other payables	67,354		47,936
Total	¥ 5,696,950	$ 780,479	¥ 3,711,414